COMMON STOCK (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 15, 2022	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2019
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued	3,162,500	3,162,500
Common shares, shares outstanding	3,162,500	3,162,500			3,162,500	2,875,000
New Dragonfly
Common shares, shares authorized	40,000,000	40,000,000	40,000,000
Common shares, par value, (per share)	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0001
Common shares, shares issued	21,090,876	20,875,475	20,040,470				20,000,000
Common shares, shares outstanding	21,090,876	20,875,475	20,040,470
Dividends on common stock declared	$ 0	$ 0	$ 0